UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number            811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)        (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 632-6000

Date of fiscal year end:            12/31

Date of reporting period:          9/30/2005

FORM N-Q
Item 1.	Schedule of Investments.

The Lazard Funds, Inc.

Portfolios of Investments
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio

Common Stocks—98.0%

Aerospace & Defense—1.5%
United Technologies Corp.	36,500	$1,892,160

Airlines—0.5%
Southwest Airlines Co. (c)	39,400	585,090

Apparel & Textiles—0.8%
Liz Claiborne, Inc. (c)	25,500	1,002,660

Automotive—0.5%
Lear Corp. (c)	20,300	689,591

Banking—7.2%
Bank of America Corp. (c)	91,690	3,860,149
Fifth Third Bancorp (c)	54,025	1,984,338
Golden West Financial Corp. (c)	43,000	2,553,770
North Fork Bancorporation, Inc. (c)	31,200	795,600

		9,193,857

Business Services & Supplies—2.9%
ARAMARK Corp., Class B (c)	66,700	1,781,557
Automatic Data Processing, Inc.	43,975	1,892,684

		3,674,241

Chemicals—1.8%
Cabot Corp. (c)	6,800	224,468
Du Pont (E.I.) de Nemours & Co. (c)	22,700	889,159
Huntsman Corp. (c)	62,500	1,221,875

		2,335,502

Computer Software—5.9%
Computer Associates International, Inc. (c)	35,400	984,474
Microsoft Corp.	204,130	5,252,265
Oracle Corp. (a)	105,750	1,310,242

		7,546,981

Description	Shares	Value

Computers & Business Equipment—6.5%
Avaya, Inc. (a), (c)	192,000	$1,977,600
Cisco Systems, Inc. (a)	111,600	2,000,988
Hewlett-Packard Co. (c)	61,300	1,789,960
International Business Machines Corp.	32,200	2,583,084

		8,351,632

Consumer Products—1.2%
Altria Group, Inc.	20,500	1,511,055

Cosmetics & Toiletries—1.8%
The Gillette Co.	40,000	2,328,000

Diversified—3.5%
Emerson Electric Co. (c)	5,005	359,359
General Electric Co.	81,825	2,755,048
Honeywell International, Inc.	35,000	1,312,500

		4,426,907

Drugs & Health Care—4.0%
Allergan, Inc. (c)	14,100	1,291,842
Bristol-Myers Squibb Co.	37,000	890,220
Merck & Co., Inc. (c)	30,900	840,789
Pfizer, Inc. (c)	84,990	2,122,200

		5,145,051

Environmental—0.9%
Republic Services, Inc. (c)	31,800	1,122,222

Financial Services—9.4%
Citigroup, Inc.	75,517	3,437,534
JPMorgan Chase & Co. (c)	75,346	2,556,490
MBNA Corp.	63,400	1,562,176
Merrill Lynch & Co., Inc.	17,620	1,080,987
The Bank of New York Co., Inc. (c)	66,800	1,964,588
The Bear Stearns Cos., Inc. (c)	12,500	1,371,875

		11,973,650

Food & Beverages—0.6%
The Pepsi Bottling Group, Inc. (c)	28,200	805,110

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio (continued)

Forest & Paper Products—2.0%
Ball Corp. (c)	36,500	$1,341,010
International Paper Co. (c)	42,100	1,254,580

		2,595,590

Insurance—3.7%
American International Group, Inc.	43,799	2,713,786
The Allstate Corp. (c)	21,900	1,210,851
The St. Paul Travelers Cos., Inc. (c)	18,300	821,121

		4,745,758

Leisure & Entertainment—0.8%
Expedia, Inc. (a), (c)	48,500	960,785

Manufacturing—3.3%
Dover Corp. (c)	28,700	1,170,673
Ingersoll-Rand Co., Ltd., Class A	35,800	1,368,634
Tyco International, Ltd. (c)	58,900	1,640,365

		4,179,672

Medical Products & Services—5.7%
Abbott Laboratories	24,600	1,043,040
Becton, Dickinson & Co.	22,300	1,169,189
Boston Scientific Corp. (a), (c)	27,200	635,664
Johnson & Johnson	48,895	3,094,076
Laboratory Corp. of America Holdings (a)	26,200	1,276,202

		7,218,171

Multimedia—6.5%
Clear Channel Communications, Inc. (c)	61,100	2,009,579
News Corp., Class A	192,700	3,004,193
Tribune Co. (c)	36,200	1,226,818
Viacom, Inc., Class B	33,180	1,095,272
Westwood One, Inc. (c)	46,100	916,929

		8,252,791

Description	Shares	Value

Oil & Gas—14.3%
BJ Services Co. (c)	49,800	$1,792,302
Burlington Resources, Inc.	13,800	1,122,216
Chevron Corp.	36,788	2,381,287
ConocoPhillips	41,660	2,912,451
Exxon Mobil Corp.	78,698	5,000,471
GlobalSantaFe Corp. (c)	28,100	1,281,922
Halliburton Co. (c)	23,800	1,630,776
Marathon Oil Corp.	17,600	1,213,168
Occidental Petroleum Corp. (c)	11,200	956,816

		18,291,409

Printing & Publishing—0.4%
Dex Media, Inc. (c)	19,000	528,010

Restaurants—1.4%
McDonald’s Corp.	53,400	1,788,366

Retail—5.1%
Amazon.com, Inc. (a), (c)	18,300	828,990
Dollar Tree Stores, Inc. (a)	55,200	1,195,080
Sears Holdings Corp. (a), (c)	5,680	706,705
The Home Depot, Inc.	50,985	1,944,568
Wal-Mart Stores, Inc.	43,200	1,893,024

		6,568,367

Semiconductors & Components—1.3%
Intel Corp.	66,620	1,642,183

Telecommunications—4.5%
ALLTEL Corp. (c)	23,300	1,517,063
Sprint Nextel Corp.	106,326	2,528,432
Verizon Communications, Inc.	50,310	1,644,634

		5,690,129

Total Common Stocks
(Identified cost $115,314,640)		125,044,940

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard Equity Portfolio (concluded)

Short-Term Investments—26.3%

Repurchase Agreement—1.5%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $2,035,000 United States Treasury Bill, 03/02/06, with a value of $2,003,458)Proceeds of $1,960,515	$1,960	$1,960,000

Description	Principal Amount (000)	Value

Collateral for Securities on Loan—24.8%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	$31,590	$31,589,795

Total Short-Term Investments
(Identified cost $33,549,795)		33,549,795

Total Investments—124.3%
(Identified cost $148,864,435) (b)		$158,594,735

Liabilities in Excess of Cash and Other Assets—(24.3)%		(30,981,061)

Net Assets—100.0%		$127,613,674

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks—94.6%

Aerospace & Defense—0.8%
United Technologies Corp.	16	$830

Apparel & Textiles—0.7%
Liz Claiborne, Inc.	19	747

Automotive—0.6%
Lear Corp.	18	612

Banking—10.0%
AmSouth Bancorporation	19	480
Bank of America Corp.	80	3,368
City National Corp.	13	911
Fifth Third Bancorp	33	1,213
Golden West Financial Corp.	28	1,663
North Fork Bancorporation, Inc.	33	841
Wells Fargo & Co.	26	1,523

		9,999

Business Services & Supplies—1.8%
ARAMARK Corp., Class B	36	961
Automatic Data Processing, Inc.	19	818

		1,779

Cable & Broadcasting—0.7%
Comcast Corp., Class A (a)	23	662

Chemicals—1.3%
Du Pont (E.I.) de Nemours & Co.	18	705
Huntsman Corp.	33	645

		1,350

Computer Software—2.7%
Computer Associates International, Inc.	30	834
Microsoft Corp.	51	1,312
Oracle Corp. (a)	41	509

		2,655

Description	Shares	Value

Computers & Business Equipment—3.8%
Avaya, Inc. (a)	134	$1,380
Cisco Systems, Inc. (a)	28	502
Hewlett-Packard Co.	23	672
International Business Machines Corp.	15	1,203

		3,757

Consumer Products—1.3%
Altria Group, Inc.	17	1,253

Diversified—3.8%
General Electric Co.	84	2,828
Honeywell International, Inc.	26	975

		3,803

Drugs & Health Care—4.6%
Abbott Laboratories	15	636
Becton, Dickinson & Co.	19	996
Bristol-Myers Squibb Co.	20	481
Merck & Co., Inc.	16	435
Pfizer, Inc.	83	2,073

		4,621

Environmental—0.7%
Republic Services, Inc.	19	671

Financial Services—12.9%
Citigroup, Inc.	101	4,598
JPMorgan Chase & Co.	65	2,205
MBNA Corp.	60	1,478
Mellon Financial Corp.	32	1,023
The Bank of New York Co., Inc.	50	1,471
The Bear Stearns Cos., Inc.	14	1,536
The Goldman Sachs Group, Inc.	5	608

		12,919

Food & Beverages—1.3%
Sara Lee Corp.	35	663
The Pepsi Bottling Group, Inc.	21	600

		1,263

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)

Forest & Paper Products—1.5%
Ball Corp.	26	$955
International Paper Co.	20	596

		1,551

Insurance—6.3%
American International Group, Inc.	32	1,983
Lincoln National Corp.	24	1,248
The Allstate Corp.	13	719
The St. Paul Travelers Cos., Inc.	14	628
Willis Group Holdings, Ltd.	27	1,014
XL Capital, Ltd., Class A	11	748

		6,340

Leisure & Entertainment—0.6%
Royal Caribbean Cruises, Ltd.	15	648

Manufacturing—2.2%
Ingersoll-Rand Co., Ltd., Class A	24	918
Tyco International, Ltd.	47	1,309

		2,227

Medical Products & Services—2.2%
Johnson & Johnson	26	1,646
The Cooper Cos., Inc.	7	536

		2,182

Multimedia—6.7%
Clear Channel Communications, Inc.	32	1,052
Gannett Co., Inc.	8	551
News Corp., Class A	117	1,824
Time Warner, Inc.	88	1,594
Tribune Co.	19	644
Viacom, Inc., Class B	32	1,056

		6,721

Description	Shares	Value

Oil & Gas—16.1%
Burlington Resources, Inc.	19	$1,545
Chevron Corp.	47	3,042
ConocoPhillips	38	2,657
Exxon Mobil Corp.	80	5,083
GlobalSantaFe Corp.	19	867
Halliburton Co.	18	1,233
Marathon Oil Corp.	15	1,034
Occidental Petroleum Corp.	7	598

		16,059

Printing & Publishing—1.1%
Dex Media, Inc.	38	1,056

Restaurants—1.4%
McDonald’s Corp.	41	1,373

Retail—2.5%
Dollar Tree Stores, Inc. (a)	43	931
The Home Depot, Inc.	19	725
Wal-Mart Stores, Inc.	19	832

		2,488

Telecommunications—5.3%
ALLTEL Corp.	19	1,237
Sprint Nextel Corp.	87	2,069
Verizon Communications, Inc.	61	1,994

		5,300

Utilities—1.7%
Edison International	15	709
KeySpan Corp.	27	993

		1,702

Total Common Stocks
(Identified cost $94,583)		94,568

Total Investments—94.6%
(Identified cost $94,583) (b)		$94,568
Cash and Other Assets in Excess of Liabilities—5.4%		5,417

Net Assets—100.0%		$99,985

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks—102.1%

Aerospace & Defense—1.5%
United Technologies Corp.	420	$21,773

Airlines—1.1%
Southwest Airlines Co.	1,100	16,335

Apparel & Textiles—1.5%
Liz Claiborne, Inc.	555	21,823

Automotive—1.2%
Lear Corp.	515	17,495

Banking—7.6%
AmSouth Bancorporation	600	15,156
Bank of America Corp.	1,070	45,047
Golden West Financial Corp.	515	30,586
North Fork Bancorporation, Inc.	735	18,742

		109,531

Business Services & Supplies—2.8%
ARAMARK Corp., Class B	1,075	28,713
MSC Industrial Direct Co., Inc., Class A	350	11,610

		40,323

Chemicals—2.4%
Du Pont (E.I.) de Nemours & Co.	500	19,585
Huntsman Corp.	770	15,053

		34,638

Computer Software—5.2%
Microsoft Corp.	2,355	60,594
Oracle Corp. (a)	1,100	13,629

		74,223

Description	Shares	Value

Computers & Business Equipment—8.3%
Avaya, Inc. (a)	2,955	$30,436
Cisco Systems, Inc. (a)	1,275	22,861
Hewlett-Packard Co.	1,260	36,792
International Business Machines Corp.	350	28,077

		118,166

Consumer Products—3.2%
Fortune Brands, Inc.	265	21,553
The Stanley Works	505	23,573

		45,126

Environmental—1.0%
Republic Services, Inc.	415	14,645

Financial Services—8.9%
Citigroup, Inc.	845	38,464
JPMorgan Chase & Co.	845	28,671
MBNA Corp.	730	17,987
The Bank of New York Co., Inc.	515	15,146
The Bear Stearns Cos., Inc.	150	16,463
The First Marblehead Corp.	410	10,414

		127,145

Food & Beverages—1.6%
The Pepsi Bottling Group, Inc.	780	22,269

Forest & Paper Products—5.1%
Ball Corp.	405	14,880
International Paper Co.	490	14,602
Louisiana-Pacific Corp.	780	21,598
Temple-Inland, Inc.	535	21,855

		72,935

Household Products & Home Furnishings—1.2%
Newell Rubbermaid, Inc.	730	16,535

Insurance — 2.0%
MGIC Investment Corp.	240	15,408
The Allstate Corp.	250	13,822

		29,230

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Leisure & Entertainment—4.5%
Expedia, Inc. (a)	1,060	$20,999
GTECH Holdings Corp.	760	24,365
Royal Caribbean Cruises, Ltd.	435	18,792

		64,156

Manufacturing—4.1%
Dover Corp.	470	19,171
Ingersoll-Rand Co., Ltd., Class A	550	21,027
Tyco International, Ltd.	640	17,824

		58,022

Medical Products & Services—6.6%
Baxter International, Inc.	450	17,941
Boston Scientific Corp. (a)	630	14,723
Johnson & Johnson	545	34,488
Laboratory Corp. of America Holdings (a)	575	28,008

		95,160

Multimedia—10.0%
Clear Channel Communications, Inc.	1,320	43,415
Gannett Co., Inc.	350	24,091
News Corp., Class A	1,060	16,525
Tribune Co.	515	17,453
Westwood One, Inc.	2,090	41,570

		143,054

Oil & Gas—5.6%
BJ Services Co.	500	17,995
Chevron Corp.	385	24,921
GlobalSantaFe Corp.	350	15,967
The Williams Cos., Inc.	850	21,293

		80,176

Description	Shares	Value

Printing & Publishing—3.5%
Dex Media, Inc.	1,800	$50,022

Restaurants—1.8%
McDonald’s Corp.	775	25,955

Retail—6.2%
Amazon.com, Inc. (a)	465	21,064
Dollar Tree Stores, Inc. (a)	860	18,619
Foot Locker, Inc.	600	13,164
Sears Holdings Corp. (a)	130	16,175
The Home Depot, Inc.	530	20,214

		89,236

Telecommunications—2.4%
ALLTEL Corp.	243	15,822
Sprint Nextel Corp.	800	19,024

		34,846

Telecommunications Equipment—1.5%
Nokia Oyj Sponsored ADR	1,300	21,983

Transportation—1.3%
Union Pacific Corp.	250	17,925

Total Common Stocks
(Identified cost $1,464,231)		1,462,727

Total Investments—102.1%
(Identified cost $1,464,231) (b)		$1,462,727
Liabilities in Excess of Cash and Other Assets—(2.1)%		(29,444)

Net Assets—100.0%		$1,433,283

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio

Common Stocks—95.0%

Airlines—1.2%
Southwest Airlines Co.	161,100	$2,392,335

Apparel & Textiles—1.7%
Liz Claiborne, Inc.	87,700	3,448,364

Automotive—1.7%
Lear Corp.	101,200	3,437,764

Banking—5.0%
AmSouth Bancorporation	75,000	1,894,500
City National Corp.	25,700	1,801,313
Hudson City Bancorp, Inc.	187,600	2,232,440
Mercantile Bankshares Corp.	34,800	1,875,024
North Fork Bancorporation, Inc.	87,800	2,238,900

		10,042,177

Business Services & Supplies—2.6%
ARAMARK Corp., Class B	167,800	4,481,938
MSC Industrial Direct Co., Inc., Class A	24,700	819,299

		5,301,237

Chemicals—2.8%
Cabot Corp.	40,100	1,323,701
Celanese Corp., Series A	151,900	2,620,275
Rohm & Haas Co.	42,100	1,731,573

		5,675,549

Computer Software—5.1%
BEA Systems, Inc. (a)	363,500	3,264,230
DST Systems, Inc. (a)	63,100	3,459,773
Ingram Micro, Inc., Class A (a)	194,100	3,598,614

		10,322,617

Computers & Business Equipment—6.2%
Arrow Electronics, Inc. (a)	109,100	3,421,376
Avaya, Inc. (a)	461,800	4,756,540

Description	Shares	Value

CDW Corp.	53,200	$3,134,544
Polycom, Inc. (a)	72,700	1,175,559

		12,488,019

Consumer Products—3.1%
Fortune Brands, Inc.	38,100	3,098,673
The Stanley Works	65,900	3,076,212

		6,174,885

Environmental—1.1%
Republic Services, Inc.	60,900	2,149,161

Financial Services—2.3%
Federated Investors, Inc., Class B	83,100	2,761,413
The First Marblehead Corp.	73,300	1,861,820

		4,623,233

Food & Beverages—1.8%
The Pepsi Bottling Group, Inc.	130,800	3,734,340

Forest & Paper Products—6.8%
Ball Corp.	97,700	3,589,498
Louisiana-Pacific Corp.	152,700	4,228,263
Pactiv Corp. (a)	105,200	1,843,104
Temple-Inland, Inc.	99,300	4,056,405

		13,717,270

Funeral Services—1.3%
Service Corp. International	308,400	2,556,636

Household Products & Home Furnishings—1.5%
Newell Rubbermaid, Inc.	138,000	3,125,700

Insurance—8.9%
Jefferson-Pilot Corp.	79,600	4,073,132
MGIC Investment Corp.	49,200	3,158,640
PartnerRe, Ltd.	15,800	1,011,990
Protective Life Corp.	120,100	4,945,718
RenaissanceRe Holdings, Ltd.	45,100	1,972,223
Willis Group Holdings, Ltd.	74,200	2,786,210

		17,947,913

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)

Leisure & Entertainment—4.7%
Expedia, Inc. (a)	137,700	$2,727,837
GTECH Holdings Corp.	112,100	3,593,926
Royal Caribbean Cruises, Ltd.	73,300	3,166,560

		9,488,323

Manufacturing—1.8%
Dover Corp.	88,600	3,613,994

Medical Products & Services—2.0%
Laboratory Corp. of America Holdings (a)	82,700	4,028,317

Multimedia—4.8%
Belo Corp., Class A	166,800	3,813,048
Westwood One, Inc.	295,600	5,879,484

		9,692,532

Oil & Gas—5.4%
Baker Hughes, Inc.	40,400	2,411,072
BJ Services Co.	94,700	3,408,253
GlobalSantaFe Corp.	51,600	2,353,992
The Williams Cos., Inc.	108,500	2,717,925

		10,891,242

Printing & Publishing—3.4%
Dex Media, Inc.	245,300	6,816,887

Real Estate—2.3%
Health Care Property Investors, Inc.	97,000	2,618,030
Trizec Properties, Inc.	85,400	1,969,324

		4,587,354

Restaurants—1.1%
Brinker International, Inc.	57,600	2,163,456

Retail—5.2%
Dollar Tree Stores, Inc. (a)	165,400	3,580,910
Foot Locker, Inc.	126,500	2,775,410
Pier 1 Imports, Inc.	206,500	2,327,255

Description	Shares	Value

Sears Holdings Corp. (a)	14,628	$1,820,016

		10,503,591

Semiconductors & Components—1.4%
Vishay Intertechnology, Inc. (a)	237,900	2,842,905

Telecommunications—4.8%
ALLTEL Corp.	38,947	2,535,839
Citizens Communications Co.	295,600	4,005,380
PanAmSat Holding Corp.	134,100	3,245,220

		9,786,439

Transportation—5.0%
CNF, Inc.	57,200	3,003,000
Laidlaw International, Inc.	117,600	2,842,392
Norfolk Southern Corp.	106,500	4,319,640

		10,165,032

Total Common Stocks
(Identified cost $179,417,557)		191,717,272

	Principal
	Amount
	(000)

Repurchase Agreement—4.4%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $9,110,000 United States Treasury Bill, 03/02/06, with a value of $8,968,795) Proceeds of $8,792,307 (Identified cost $8,790,000)	$8,790	8,790,000

Total Investments—99.4%
(Identified cost $188,207,557) (b)		$200,507,272

Cash and Other Assets in Excess of Liabilities—0.6%		1,178,478

Net Assets—100.0%		$201,685,750

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio

Common Stocks—100.3%

Aerospace & Defense—2.1%
DRS Technologies, Inc. (c)	47,000	$2,319,920
Engineered Support Systems, Inc. (c)	40,500	1,662,120
Esterline Technologies Corp. (a), (c)	81,000	3,069,090

		7,051,130

Agriculture—1.1%
Delta & Pine Land Co. (c)	73,000	1,927,930
The Scotts Miracle-Gro Co., Class A (c)	17,800	1,565,154

		3,493,084

Apparel & Textiles—0.7%
The Timberland Co., Class A (a), (c)	73,000	2,465,940

Automotive—0.9%
Rush Enterprises, Inc., Class A (a), (c)	26,100	398,808
Wabash National Corp. (c)	123,100	2,420,146

		2,818,954

Banking—9.1%
Bank of the Ozarks, Inc. (c)	89,100	3,058,803
BankUnited Financial Corp., Class A (c)	139,300	3,185,791
Boston Private Financial Holdings, Inc. (c)	71,000	1,884,340
First Community Bancorp (c)	51,200	2,448,896
First Midwest Bancorp, Inc.	63,700	2,372,188
MAF Bancorp, Inc.	7,600	311,600
MB Financial, Inc. (c)	85,300	3,324,994
Provident Bankshares Corp. (c)	54,500	1,895,510
Sterling Bancshares, Inc. (c)	167,800	2,468,338
Texas Regional Bancshares, Inc., Class A	114,400	3,293,576
The South Financial Group, Inc. (c)	53,900	1,446,676
Umpqua Holdings Corp. (c)	98,500	2,395,520
United Bankshares, Inc. (c)	47,400	1,656,630

		29,742,862

Description	Shares	Value

Building & Construction—1.0%
Levitt Corp., Class A (c)	87,000	$1,995,780
Texas Industries, Inc.	25,100	1,365,440

		3,361,220

Business Services & Supplies—8.1%
ADVO, Inc. (c)	121,700	3,807,993
Arbitron, Inc. (c)	77,870	3,102,341
BearingPoint, Inc. (a), (c)	32,500	246,675
MPS Group, Inc. (a), (c)	280,000	3,304,000
Tetra Tech, Inc. (a), (c)	139,700	2,349,754
The BISYS Group, Inc. (a)	172,900	2,322,047
Watson Wyatt & Co. Holdings (c)	119,100	3,209,745
WESCO International, Inc. (a), (c)	100,300	3,397,161
Wireless Facilities, Inc. (a), (c)	394,800	2,289,840
Wright Express Corp. (c)	119,200	2,573,528

		26,603,084

Chemicals—2.5%
PolyOne Corp. (a), (c)	224,500	1,360,470
Rogers Corp. (a), (c)	75,500	2,921,850
Spartech Corp. (c)	82,900	1,619,866
Westlake Chemical Corp. (c)	82,400	2,231,392

		8,133,578

Computer Software—2.2%
Agile Software Corp. (a), (c)	122,500	878,325
Secure Computing Corp. (a), (c)	162,900	1,848,915
SERENA Software, Inc. (a), (c)	144,300	2,875,899
WebEx Communications, Inc. (a)	67,700	1,659,327

		7,262,466

Computers & Business Equipment—3.9%
ADE Corp. (a), (c)	61,600	1,384,768
Avocent Corp. (a), (c)	76,400	2,417,296
Brooks Automation, Inc. (a)	125,416	1,671,795
Dot Hill Systems Corp. (a), (c)	377,000	2,537,210
Photon Dynamics, Inc. (a), (c)	108,000	2,068,200
Polycom, Inc. (a), (c)	176,300	2,850,771

		12,930,040

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)

Consumer Products—1.6%
Fossil, Inc. (a), (c)	74,900	$1,362,431
Matthews International Corp., Class A (c)	43,500	1,643,865
WMS Industries, Inc. (a), (c)	79,900	2,247,587

		5,253,883

Diversified—1.1%
The Liberty Corp.	75,500	3,540,195

Drugs & Health Care—6.3%
AMERIGROUP Corp. (a), (c)	87,300	1,669,176
BioScrip, Inc. (a), (c)	360,300	2,341,950
First Horizon Pharmaceutical Corp. (a), (c)	118,400	2,352,608
Gentiva Health Services, Inc. (a), (c)	32,200	583,464
K-V Pharmaceutical Co., Class A (a), (c)	82,000	1,457,140
Kindred Healthcare, Inc. (a), (c)	106,300	3,167,740
LifePoint Hospitals, Inc. (a), (c)	85,900	3,756,407
Taro Pharmaceutical Industries, Ltd. (a), (c)	134,900	3,470,977
Ventiv Health, Inc. (a)	64,600	1,693,166

		20,492,628

Education—0.8%
Learning Tree International, Inc. (a), (c)	191,500	2,527,800

Environmental—0.5%
Waste Connections, Inc. (a), (c)	51,100	1,792,588

Equipment Rental—0.8%
United Rentals, Inc. (a), (c)	133,300	2,627,343

Financial Services—0.7%
Financial Federal Corp. (c)	55,200	2,196,960

Food & Beverages—1.0%
Performance Food Group Co. (a), (c)	102,000	3,219,120

Description	Shares	Value

Funeral Services—0.4%
Alderwoods Group, Inc. (a)	73,200	$1,199,016

Insurance—3.4%
Arch Capital Group, Ltd. (a)	68,500	3,396,915
Assured Guaranty, Ltd.	114,431	2,738,334
Bristol West Holdings, Inc. (c)	150,900	2,753,925
Scottish Re Group, Ltd. (c)	92,500	2,205,200

		11,094,374

Leisure & Entertainment—1.6%
Alliance Gaming Corp. (a), (c)	263,400	2,857,890
Carmike Cinemas, Inc. (c)	49,100	1,126,354
Sotheby’s Holdings, Inc., Class A (a), (c)	66,800	1,116,896

		5,101,140

Manufacturing—4.2%
Acuity Brands, Inc.	52,300	1,551,741
Federal Signal Corp. (c)	91,800	1,568,862
Herman Miller, Inc. (c)	54,300	1,645,290
Knoll, Inc. (c)	94,300	1,730,405
Ladish Co., Inc. (a)	58,800	1,025,472
RBC Bearings, Inc.	93,600	1,492,920
Regal-Beloit Corp. (c)	83,700	2,715,228
The Middleby Corp. (a), (c)	26,400	1,914,000

		13,643,918

Medical Products & Services—4.1%
Advanced Medical Optics, Inc. (a), (c)	64,500	2,447,775
Candela Corp. (a), (c)	60,700	596,074
Connetics Corp. (a), (c)	137,700	2,328,507
Hanger Orthopedic Group, Inc. (a), (c)	282,200	2,172,940
PSS World Medical, Inc. (a), (c)	199,200	2,657,328
Symmetry Medical, Inc. (c)	143,700	3,405,690

		13,608,314

Metals & Mining—6.4%
Cleveland-Cliffs, Inc. (c)	38,200	3,327,602
Kennametal, Inc.	54,800	2,687,392
NS Group, Inc. (a)	7,700	302,225

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)

Olin Corp. (c)	131,800	$2,502,882
Oregon Steel Mills, Inc. (a), (c)	143,700	4,009,230
RTI International Metals, Inc. (a), (c)	119,800	4,714,130
Steel Dynamics, Inc. (c)	105,800	3,592,968

		21,136,429

Oil & Gas—9.8%
Brigham Exploration Co. (a), (c)	194,800	2,503,180
Denbury Resources, Inc. (a), (c)	39,200	1,977,248
Dresser-Rand Group, Inc. (c)	143,400	3,531,942
Energy Partners, Ltd. (a), (c)	87,300	2,725,506
Forest Oil Corp. (a), (c)	38,300	1,995,430
Grey Wolf, Inc. (a), (c)	321,700	2,711,931
Key Energy Services, Inc. (a), (c)	217,500	3,208,125
Kinder Morgan Management, LLC (a)	56,726	2,811,316
Maverick Tube Corp. (a), (c)	44,600	1,338,000
Oil States International, Inc.	49,700	1,804,607
Range Resources Corp. (c)	63,100	2,436,291
Todco, Class A	64,700	2,698,637
Veritas DGC, Inc. (a), (c)	65,300	2,391,286

		32,133,499

Printing & Publishing—2.0%
Journal Register Co. (c)	189,900	3,072,582
R.H. Donnelley Corp. (a)	53,300	3,371,758

		6,444,340

Real Estate—4.5%
Alexandria Real Estate Equities, Inc. (c)	28,800	2,381,472
BioMed Realty Trust, Inc. (c)	71,700	1,778,160
Brandywine Realty Trust (c)	61,300	1,905,817
Capital Automotive REIT (c)	60,300	2,334,213
Cousins Properties, Inc. (c)	54,900	1,659,078
Lexington Corporate Properties Trust (c)	74,600	1,756,830
Prentiss Properties Trust (c)	33,200	1,347,920
The Mills Corp. (c)	26,400	1,454,112

		14,617,602

Description	Shares	Value

Restaurants—0.7%
CBRL Group, Inc. (c)	42,900	$1,444,014
RARE Hospitality International, Inc. (a), (c)	35,000	899,500

		2,343,514

Retail—1.7%
CSK Auto Corp. (a), (c)	42,300	629,424
Dick’s Sporting Goods, Inc. (a), (c)	77,300	2,327,503
PETCO Animal Supplies, Inc. (a), (c)	61,600	1,303,456
The Finish Line, Inc. (c)	95,100	1,387,509

		5,647,892

Semiconductors & Components—6.8%
Actel Corp. (a)	176,500	2,552,190
Benchmark Electronics, Inc. (a), (c)	113,950	3,432,174
Coherent, Inc. (a)	97,000	2,840,160
Exar Corp. (a), (c)	231,100	3,240,022
Integrated Device Technology, Inc. (a)	371,900	3,994,206
Microsemi Corp. (a), (c)	69,500	1,775,030
TTM Technologies, Inc. (a), (c)	317,700	2,271,555
Zoran Corp. (a)	142,300	2,034,890

		22,140,227

Telecommunications—1.9%
C-COR, Inc. (a), (c)	336,893	2,274,028
SafeNet, Inc. (a), (c)	109,600	3,979,576

		6,253,604

Telecommunications Equipment—1.4%
Applied Signal Technology, Inc. (c)	142,800	2,724,624
CommScope, Inc. (a), (c)	87,200	1,512,048
Oplink Communications, Inc. (a), (c)	326,300	495,976

		4,732,648

Transportation—5.0%
AirTran Holdings, Inc. (a), (c)	267,900	3,391,614
Genco Shipping & Trading, Ltd. (c)	67,000	1,277,690
Hub Group, Inc., Class A (a), (c)	66,400	2,437,544
OMI Corp. (c)	240,800	4,303,096

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)

Pacer International, Inc. (c)	132,300	$3,487,428
Swift Transportation Co., Inc. (a), (c)	76,100	1,346,970

		16,244,342

Utilities—2.0%
AGL Resources, Inc.	44,500	1,651,395
Cleco Corp.	137,500	3,242,250
New Jersey Resources Corp. (c)	39,100	1,797,818

		6,691,463

Total Common Stocks
(Identified cost $285,613,411)		328,545,197

Description	Principal Amount (000)	Value

Short-Term Investments—26.3%

Repurchase Agreement—0.6%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $2,100,000 United States Treasury Bill, 03/02/06, with a value of $2,067,450) Proceeds of $2,024,531	$2,024	$2,024,000

Collateral for Securities on Loan—25.7%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	84,328	84,328,057

Total Short-Term Investments
(Identified cost $86,352,057)		86,352,057

Total Investments—126.6%
(Identified cost $371,965,468) (b)		$414,897,254
Liabilities in Excess of Cash and Other Assets—(26.6)%		(87,177,491)

Net Assets—100.0%		$327,719,763

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks—98.9%

Belgium—1.8%
Belgacom SA	318,900	$10,846,233
InBev NV	261,661	10,382,171

Total Belgium		21,228,404

Finland—0.8%
Nokia Oyj	518,850	8,720,189

France—16.9%
Axa (c)	634,800	17,480,519
BNP Paribas SA (c)	296,700	22,625,562
Carrefour SA (c)	192,700	8,893,546
France Telecom SA	748,400	21,547,129
Lafarge SA (c)	138,300	12,205,472
Lagardere SCA (c)	243,610	17,343,483
Sanofi-Aventis (c)	172,684	14,313,509
Schneider Electric SA (c)	176,300	13,964,937
Total SA (c)	163,724	44,828,147
Vivendi Universal SA (c)	704,400	23,065,901

Total France		196,268,205

Germany—6.1%
Deutsche Bank AG	129,800	12,178,316
Siemens AG	362,800	28,037,973
Volkswagen AG (c)	482,900	29,809,073

Total Germany		70,025,362

Ireland—1.9%
Bank of Ireland	654,850	10,382,188
CRH PLC	443,321	12,052,750

Total Ireland		22,434,938

Italy—4.8%
Banco Popolare di Verona e Novara Scrl	298,371	5,644,180
Eni SpA (c)	876,530	26,113,245
Telecom Italia SpA (c)	7,383,950	24,081,155

Total Italy		55,838,580

Description	Shares	Value

Japan—24.5%
East Japan Railway Co.	2,692	$15,391,000
Fanuc, Ltd.	181,600	14,708,735
Fujitsu, Ltd.	2,085,000	13,760,191
Hoya Corp.	607,600	20,572,305
Mitsubishi UFJ Financial Group, Inc.	3,090	40,622,022
Murata Manufacturing Co., Ltd.	319,900	17,866,305
Nomura Holdings, Inc.	1,238,100	19,236,758
NTT DoCoMo, Inc.	6,881	12,263,649
Shin-Etsu Chemical Co., Ltd.	150,400	6,568,555
Shinsei Bank, Ltd.	1,852,900	11,688,931
Sony Corp.	460,600	15,158,267
Takeda Pharmaceutical Co., Ltd.	385,800	23,010,482
The Joyo Bank, Ltd.	1,053,000	6,429,116
The Sumitomo Trust and Banking Co., Ltd.	1,540,000	12,690,665
Tokyo Gas Co., Ltd.	4,020,000	16,350,979
Toyota Motor Corp.	827,400	37,960,826

Total Japan		284,278,786

Netherlands—2.5%
Heineken NV (c)	412,393	13,280,257
TNT NV	633,300	15,782,336

Total Netherlands		29,062,593

Norway—1.9%
DNB NOR ASA	572,500	5,923,049
Statoil ASA (c)	644,000	16,040,035

Total Norway		21,963,084

Singapore—1.2%
Oversea-Chinese Banking Corp., Ltd. (c)	3,891,240	14,394,939

Switzerland—10.3%
Compagnie Financiere Richemont AG, A Shares	353,900	14,068,160
Credit Suisse Group (c)	669,120	29,738,667
Nestle SA (c)	87,245	25,647,357
Novartis AG	659,400	33,577,359

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Zurich Financial Services AG (a), (c)	92,000	$15,734,729

Total Switzerland		118,766,272

United Kingdom—26.2%
Barclays PLC	2,787,800	28,259,778
BP PLC	2,071,070	24,676,576
Cadbury Schweppes PLC	1,590,326	16,092,915
Cobham PLC	1,970,090	5,515,467
Diageo PLC	1,983,242	28,594,719
GlaxoSmithKline PLC	1,056,001	26,939,039
HSBC Holdings PLC	819,431	13,293,344
Imperial Tobacco Group PLC	549,540	15,788,390
Marks & Spencer Group PLC	2,547,301	16,887,852
National Grid PLC	1,645,728	15,474,403
Prudential PLC	1,281,716	11,666,208
Royal Bank of Scotland Group PLC	1,041,500	29,646,118
Royal Dutch Shell PLC, Class A (c)	855,632	28,337,856
Unilever PLC	1,741,700	18,240,955
Vodafone Group PLC	9,186,600	23,971,728

Total United Kingdom		303,385,348

Total Common Stocks
(Identified cost $972,328,014)		$1,146,366,700

Description	Principal Amount (000)	Value

Short-Term Investments—26.3%

Repurchase Agreement—4.9%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $58,375,000 United States Treasury Bill, 03/02/06, with a value of $57,470,188) Proceeds of $56,353,789	$56,339	$56,339,000

Collateral for Securities on Loan—21.4%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	248,189	248,189,354

Total Short-Term Investments
(Identified cost $304,528,354)		304,528,354

Total Investments—125.2%
(Identified cost $1,276,856,368) (b)		$1,450,895,054
Liabilities in Excess of Cash and Other Assets—(25.2)%		(291,952,183)

Net Assets—100.0%		$1,158,942,871

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks—96.2%

Denmark—1.9%
Danske Bank A/S ADR	13,400	$411,380

Finland—4.1%
Nokia Oyj Sponsored ADR	53,500	904,685

France—12.7%
Axa Sponsored ADR	16,800	462,504
Sanofi-Aventis ADR	10,850	450,817
Societe Generale Sponsored ADR	30,950	708,755
Total SA Sponsored ADR	5,550	753,801
Vivendi Universal SA Sponsored ADR	13,450	440,219

Total France		2,816,096

Germany—4.8%
Schering AG ADR	6,400	405,760
Siemens AG Sponsored ADR	8,550	661,172

Total Germany		1,066,932

Ireland—2.0%
Allied Irish Banks PLC Sponsored ADR	10,300	439,810

Italy—5.4%
Eni SpA Sponsored ADR	5,000	740,500
SanPaolo IMI SpA Sponsored ADR	14,750	458,873

Total Italy		1,199,373

Japan—9.8%
Canon, Inc. Sponsored ADR	12,150	659,259
Hoya Corp. Sponsored ADR	1,900	245,100
Kao Corp. Sponsored ADR	2,450	604,439
Nomura Holdings, Inc. ADR	42,300	657,342

Total Japan		2,166,140

Netherlands—2.9%
Heineken NV ADR	19,600	631,316

Description	Shares	Value

Switzerland—16.2%
Compagnie Financiere Richemont AG Sponsored ADR	12,950	$514,892
Credit Suisse Group Sponsored ADR	14,600	649,408
Nestle SA Sponsored ADR	9,550	702,020
Novartis AG ADR	8,850	451,350
Swiss Re Sponsored ADR	6,050	398,937
UBS AG	9,950	850,725

Total Switzerland		3,567,332

United Kingdom—36.4%
Barclays PLC Sponsored ADR	19,200	782,976
BP PLC Sponsored ADR	10,200	722,670
Cadbury Schweppes PLC Sponsored ADR	21,400	871,622
Diageo PLC Sponsored ADR	10,600	614,906
GlaxoSmithKline PLC ADR	17,900	917,912
HSBC Holdings PLC Sponsored ADR	10,600	861,038
Imperial Tobacco Group PLC ADR	7,900	459,385
Royal Dutch Shell PLC, Class A ADR	11,000	722,040
Tesco PLC Sponsored ADR	22,500	369,587
Unilever PLC Sponsored ADR	21,350	901,397
Vodafone Group PLC Sponsored ADR	31,300	812,861

Total United Kingdom		8,036,394

Total Common Stocks
(Identified cost $17,480,630)		21,239,458

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard International Equity Select Portfolio (concluded)

Repurchase Agreement—2.4%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $550,000 United States Treasury Bill, 03/02/06, with a value of $541,475) Proceeds of $530,139 (Identified cost $530,000)	$530	$530,000

Total Investments—98.6%
(Identified cost $18,010,630) (b)		$21,769,458
Cash and Other Assets in Excess of Liabilities—1.4%		314,005

Net Assets—100.0%		$22,083,463

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio

Common Stocks—95.7%

Australia—3.2%
ABC Learning Centres, Ltd. (c)	801,423	$3,831,163
John Fairfax Holdings, Ltd.	1,731,894	6,017,654
Macquarie Infrastructure Group	3,052,284	9,346,818

Total Australia		19,195,635

Austria—1.1%
Erste Bank der oesterreichischen Sparkassen AG	120,700	6,475,728

Finland—6.0%
Amer Sports Oyj (c)	447,400	8,565,797
Nokian Renkaat Oyj (c)	434,800	10,332,311
Sampo Oyj, A Shares	674,900	10,740,751
TietoEnator Oyj (c)	195,500	6,587,944

Total Finland		36,226,803

France—4.2%
Carbone Lorraine SA	175,726	8,167,360
Neopost SA	179,300	17,434,359

Total France		25,601,719

Germany—5.8%
Fielmann AG (c)	99,000	7,161,562
Puma AG (c)	40,900	11,132,965
Rheinmetall AG	113,000	7,493,116
Techem AG (a)	214,146	9,268,847

Total Germany		35,056,490

Greece—2.8%
OPAP SA	334,050	10,390,884
Piraeus Bank SA	321,600	6,754,380

Total Greece		17,145,264

Hong Kong—3.1%
Esprit Holdings, Ltd.	1,886,765	14,106,200
Texwinca Holdings, Ltd.	7,042,000	4,811,008

Total Hong Kong		18,917,208

Description	Shares	Value

Ireland—5.0%
Anglo Irish Bank Corp. PLC	864,627	$11,810,819
DCC PLC	463,700	9,336,302
Grafton Group PLC Units (a)	919,000	9,314,366

Total Ireland		30,461,487

Italy—3.1%
Davide Campari-Milano SpA (c)	1,308,200	9,841,925
Lottomatica SpA (c)	229,900	8,742,225

Total Italy		18,584,150

Japan—22.2%
ABC-MART, Inc. (c)	205,000	4,074,135
Bosch Corp. (c)	1,067,000	5,686,148
Chiyoda Corp. (c)	678,000	12,502,382
Credit Saison Co., Ltd.	231,000	10,149,815
Daito Trust Construction Co., Ltd. (c)	256,000	11,225,693
Don Quijote Co., Ltd. (c)	87,400	5,629,257
eAccess, Ltd. (c)	6,210	4,684,621
Hisamitsu Pharmaceutical Co., Inc. (c)	395,000	10,559,820
JSR Corp. (c)	362,500	7,548,085
Leopalace21 Corp. (c)	538,700	13,023,099
NIWS Co., Ltd.	4,935	5,921,652
OSG Corp. (c)	720,700	10,867,093
Rinnai Corp. (c)	244,700	5,634,965
Secom Techno Service Co., Ltd.	167,500	5,660,182
Suruga Bank, Ltd.	942,000	10,389,095
USS Co., Ltd.	101,800	7,239,351
Yoshinoya D&C Co., Ltd. (c)	2,417	3,603,961

Total Japan		134,399,354

Netherlands—7.2%
Fugro NV (c)	470,508	14,238,428
Hunter Douglas NV (c)	106,052	5,065,877
James Hardie Industries NV	1,305,400	8,921,978
Koninklijke Boskalis Westminster NV	155,636	7,768,402
SBM Offshore NV (c)	93,902	7,856,980

Total Netherlands		43,851,665

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio (concluded)

Norway—2.7%
Stolt Offshore SA (a)	630,200	$7,316,900
Tandberg ASA (c)	674,400	9,044,648

Total Norway		16,361,548

Spain—6.3%
Abengoa SA	534,600	9,436,074
Corporacion Mapfre SA	382,226	6,580,664
Indra Sistemas SA (c)	615,600	13,545,118
Prosegur Compania de Seguridad SA (c)	317,000	8,255,328

Total Spain		37,817,184

Sweden—3.2%
Getinge AB, B Shares (c)	681,400	9,432,606
Swedish Match AB (c)	807,100	9,658,615

Total Sweden		19,091,221

Switzerland—1.3%
Geberit AG (c)	10,900	7,964,165

United Kingdom—18.5%
Brit Insurance Holdings PLC	3,794,000	5,671,613
Bunzl PLC	649,307	6,524,556
Carpetright PLC (c)	285,400	4,443,131
Cattles PLC	1,019,232	5,409,372
Enodis PLC (a)	2,679,100	6,090,382
Enterprise Inns PLC	600,300	8,947,275
Filtrona PLC	724,304	3,510,944
George Wimpey PLC	827,400	6,264,866
Halfords Group PLC	1,131,820	5,806,680
Intertek Group PLC	657,800	7,953,987
Man Group PLC	306,334	8,974,454
Northgate PLC	603,800	12,070,467
Premier Oil PLC (a)	546,500	7,289,773
Regus Group PLC (a)	4,517,583	7,932,118
Signet Group PLC Sponsored ADR (c)	501,236	9,162,594
William Hill PLC	572,300	5,902,620

Total United Kingdom		111,954,832

Description	Shares	Value

Total Common Stocks
(Identified cost $371,575,520)		$579,104,453

Warrant—0.0%

Japan—0.0%
Belluna Co., Ltd. Right, 09/29/06 (Identified cost $20,894) (a), (g)	21,850	0

	Principal Amount (000)

Short-Term Investments—25.7%

Repurchase Agreement—4.2%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $26,375,000 United States Treasury Bill, 03/02/06, with a value of $25,966,188) Proceeds of $25,459,681	$25,453	25,453,000

Collateral for Securities on Loan—21.5%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	130,171	130,170,544

Total Short-Term Investments
(Identified cost $155,623,544)		155,623,544

Total Investments—121.4%
(Identified cost $527,219,958) (b)		$734,727,997
Liabilities in Excess of Cash and Other Assets—(21.4)%		(129,607,596)

Net Assets—100.0%		$605,120,401

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio

Common Stocks—84.0%

Brazil—9.7%
Brasil Telecom Participacoes SA ADR (c)	523,000	$22,243,190
Companhia de Bebidas das Americas ADR (c)	62,118	1,863,540
Companhia de Concessoes Rodoviarias	666,800	19,043,711
Companhia Vale do Rio Doce ADR	686,200	30,096,732
Grendene SA	976,300	7,119,060
Petroleo Brasileiro SA ADR (c)	548,900	39,240,861
Souza Cruz SA	892,900	10,847,510

Total Brazil		130,454,604

Canada—1.5%
PetroKazakhstan, Inc., Class A	360,800	19,638,344

Chile—0.7%
Administradora de Fondos de Pensiones Provida SA Sponsored ADR	317,400	9,249,036

China—2.4%
China Techfaith Wireless Communication Technology, Ltd. ADR (a), (c)	440,900	4,166,505
People’s Food Holdings, Ltd. (c)	19,653,400	12,795,940
Yanzhou Coal Mining Co., Ltd.	19,182,000	15,083,007

Total China		32,045,452

Egypt—3.6%
Commercial International Bank	1,922,600	20,023,745
Eastern Tobacco	346,095	13,218,906
Orascom Telecom Holding SAE	158,200	15,490,417

Total Egypt		48,733,068

Hong Kong—3.2%
China Netcom Group Corp. (Hong Kong), Ltd.	5,848,500	10,064,448
CNOOC, Ltd. ADR (c)	154,600	11,160,574

Description	Shares	Value

Hutchison Telecommunications International, Ltd. (a)	8,172,000	$11,850,730
Texwinca Holdings, Ltd.	15,176,000	10,368,058

Total Hong Kong		43,443,810

Hungary—1.7%
Gedeon Richter Rt.	77,690	14,035,502
MOL Magyar Olaj-es Gazipari Rt.	81,900	9,086,111

Total Hungary		23,121,613

India—8.1%
Hero Honda Motors, Ltd.	666,800	11,253,624
Hindalco Industries, Ltd.	3,064,150	10,248,681
Hindustan Lever, Ltd.	2,389,400	9,845,100
Oil and Natural Gas Corp., Ltd.	414,700	10,006,943
Reliance Industries, Ltd.	1,256,500	22,677,874
Satyam Computer Services, Ltd.	1,411,189	17,976,490
State Bank of India	1,253,100	26,752,182

Total India		108,760,894

Indonesia—4.2%
PT Bank Mandiri	86,474,000	12,185,355
PT Bumi Resources	159,005,000	13,907,143
PT Telekomunikasi Indonesia Sponsored ADR (c)	1,481,900	30,838,339

Total Indonesia		56,930,837

Israel—1.3%
Bank Hapoalim BM	4,412,400	17,162,000

Mexico—4.5%
America Telecom SA de CV, Series A1 Shares (a)	2,464,700	10,216,586
Fomento Economico Mexicano SA de CV Sponsored ADR	246,600	17,242,272
Grupo Televisa SA Sponsored ADR	235,100	16,859,021
Kimberly-Clark de Mexico SA de CV	1,711,300	6,442,975
Urbi, Desarrollos Urbanos, SA de CV (a)	1,264,200	9,379,815

Total Mexico		60,140,669

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (continued)

Morocco—0.5%
Maroc Telecom	693,845	$7,348,863

Peru—0.9%
Credicorp, Ltd. (c)	409,900	11,710,843

Philippines—1.2%
Philippine Long Distance Telephone Co. Sponsored ADR (c)	539,500	16,427,775

Russia—4.6%
AFK Sistema Sponsored GDR (d)	463,110	11,346,195
LUKOIL Sponsored ADR (c)	513,800	29,707,916
Mobile TeleSystems Sponsored ADR (c)	522,900	21,271,572

Total Russia		62,325,683

South Africa—7.0%
Edgars Consolidated Stores, Ltd.	3,114,300	15,552,641
Kumba Resources, Ltd.	1,092,982	16,933,597
Murray & Roberts Holdings, Ltd.	3,248,900	10,041,506
Old Mutual PLC	7,364,200	18,076,364
Sanlam, Ltd.	3,383,100	6,811,218
Steinhoff International Holdings, Ltd.	8,666,256	26,853,303

Total South Africa		94,268,629

South Korea—17.9%
GS Engineering & Construction Corp.	249,400	9,961,632
Hite Brewery Co., Ltd.	93,900	11,630,437
Hyundai Motor Co.	117,500	9,194,671
Kangwon Land, Inc.	733,100	12,529,217
Kookmin Bank	714,783	42,207,542
KT Corp. Sponsored ADR (c)	434,236	9,770,310
LG Electronics, Inc.	224,100	15,040,413
LG Household & Health Care, Ltd.	334,800	19,255,420
LG. Philips LCD Co., Ltd. ADR (a), (c)	684,100	14,065,096
Samsung Electronics Co., Ltd.	94,981	53,623,455

Description	Shares	Value

Samsung Fire & Marine Insurance Co., Ltd.	158,238	$16,408,741
Samsung SDI Co., Ltd.	127,000	13,230,437
SK Corp.	234,200	13,604,513

Total South Korea		240,521,884

Taiwan—7.1%
Advantech Co., Ltd.	3,922,334	9,810,120
Chinatrust Financial Holding Co., Ltd.	15,280,342	13,168,938
Chunghwa Telecom Co., Ltd. Sponsored ADR	403,500	7,468,785
Delta Electronics, Inc.	3,954,000	6,755,715
Delta Electronics, Inc. Sponsored GDR	740,056	6,364,482
Fubon Financial Holding Co., Ltd.	13,344,000	12,223,941
Hon Hai Precision Industry Co., Ltd.	3,672,535	17,098,029
Taiwan Semiconductor Manufacturing Co., Ltd.	12,772,736	20,514,587
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	312,800	2,571,216

Total Taiwan		95,975,813

Thailand—0.5%
Thai Union Frozen Products PCL	9,450,600	6,616,456

Turkey—2.9%
Akbank TAS	3,626,508	24,118,333
Turkcell Iletisim Hizmetleri AS ADR (c)	1,041,630	14,218,245

Total Turkey		38,336,578

Venezuela—0.5%
Compania Anonima Nacional Telefonos de Venezuela ADR (c)	438,273	6,148,970

Total Common Stocks
(Identified cost $767,108,651)		1,129,361,821

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (concluded)

Preferred Stocks—11.8%

Brazil—11.8%
All America Latina Logistica SA Units	311,700	$12,416,650
Caemi Mineracao e Metalurgia SA	34,903,400	55,615,437
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR (c)	504,900	14,576,463
Companhia de Bebidas das Americas ADR (c)	566,291	21,054,699
Gerdau SA Sponsored ADR (c)	1,057,800	15,792,954
Telemar Norte Leste SA	853,417	22,087,853
Usinas Siderurgicas de Minas Gerais SA	724,200	16,918,047

Total Brazil		158,462,103

Total Preferred Stocks
(Identified cost $87,678,385)		158,462,103

Description	Principal Amount (000)	Value

Short-Term Investments—16.5%

Repurchase Agreement—5.3%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $74,035,000 United States Treasury Bill, 03/02/06, with a value of $72,887,458)Proceeds of $71,472,757	$71,454	$71,454,000

Collateral for Securities on Loan—11.2%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	149,650	149,649,533

Total Short-Term Investments
(Identified cost $221,103,533)		221,103,533

Total Investments—112.3%
(Identified cost $1,075,890,569) (b)	.	$1,508,927,457
Liabilities in Excess of Cash and Other Assets—(12.3)%		(164,984,999)

Net Assets—100.0%		$1,343,942,458

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard Bond Portfolio

Commercial Mortgage-Backed Securities—7.6%
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.547%, 12/10/41	$1,310	$1,281,810
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A3, 4.615%, 10/15/41	485	475,456

Total Commercial Mortgage-Backed Securities
(Identified cost $1,799,317)		1,757,266

Corporate Bonds—40.9%

Aerospace & Defense—0.5%
Boeing Capital Corp., 5.75%, 02/15/07	120	121,597

Automotive—1.3%
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	275	290,440
Venture Holdings Co. LLC, 12.00%, 06/01/09 (a), (h)	50	5

		290,445

Banking—4.5%
Bank One Corp., 6.00%, 08/01/08	250	258,736
U.S. Bancorp, 3.125%, 03/15/08	325	314,012
Wachovia Corp., 4.95%, 11/01/06	300	301,551
Wells Fargo & Co., 5.90%, 05/21/06	155	156,406

		1,030,705

Description	Principal Amount (000)	Value

Brewery—1.3%
Anheuser-Busch Cos., Inc., 7.50%, 03/15/12	$250	$287,805

Cable & Broadcasting—1.0%
AT&T Broadband Corp., 8.375%, 03/15/13	200	236,546

Computers & Business Equipment—1.2%
Hewlett-Packard Co., 5.50%, 07/01/07	275	279,205

Consumer Products—0.7%
Fortune Brands, Inc., 2.875%, 12/01/06	175	170,940

Energy—4.4%
Conoco Funding Co., 6.35%, 10/15/11	330	358,369
Duke Capital LLC, 7.50%, 10/01/09	130	142,128
Enbridge, Inc., 4.90%, 03/01/15	210	204,160
USX Corp., 6.65%, 02/01/06	170	171,175
Valero Energy Corp., 3.50%, 04/01/09	145	138,401

		1,014,233

Financial Services—11.4%
American General Finance Corp., 5.375%, 10/01/12	345	349,270
Bear Stearns Cos., Inc., 4.00%, 01/31/08	355	350,201
Citigroup, Inc., 5.00%, 03/06/07	350	352,521
General Electric Capital Corp., 5.35%, 03/30/06	250	251,286
Goldman Sachs Group, Inc., 5.00%, 10/01/14	200	197,466
Household Finance Corp., 6.375%, 08/01/10	280	296,674

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard Bond Portfolio (concluded)
MBNA America Bank NA, 7.125%, 11/15/12	$225	$253,224
Merrill Lynch & Co., Inc., 5.45%, 07/15/14	300	308,238
SLM Corp., 4.00%, 01/15/09	280	274,025

		2,632,905

Food & Beverages—1.3%
Sara Lee Corp., 6.25%, 09/15/11	275	288,215

Insurance—2.0%
MetLife, Inc., 5.00%, 11/24/13	290	288,680
The Allstate Corp., 7.50%, 06/15/13	155	179,212

		467,892

Telecommunications—3.2%
AT&T Wireless Services, Inc., 8.125%, 05/01/12	250	293,383
SBC Communications, Inc., 5.10%, 09/15/14	250	247,730
Verizon Global Funding Corp., 6.125%, 06/15/07	200	204,825

		745,938

Transportation—1.2%
Norfolk Southern Corp., 6.75%, 02/15/11	260	282,419

Utilities—6.9%
Alabama Power Co., 2.65%, 02/15/06	345	342,971
MidAmerican Energy Co., 6.375%, 06/15/06	104	105,430
Public Service Electric & Gas Co., 6.375%, 05/01/08	500	520,340
Virginia Electric & Power Co., 5.375%, 02/01/07	325	328,007

Description	Principal Amount (000)	Value

Wisconsin Electric Power Co., 4.50%, 05/15/13	$300	$291,909

		1,588,657

Total Corporate Bonds
(Identified cost $9,582,216)		9,437,502

U.S. Government Securities—26.0%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/06	1,115	1,095,964
3.625%, 09/15/08	1,915	1,873,108
3.75%, 04/15/07	1,150	1,139,440
4.125%, 07/12/10	1,920	1,887,213

Total U.S. Government Securities
(Identified cost $6,049,560)		5,995,725

U.S. Treasury Securities—21.9%
United States Treasury Bond, 7.25%, 05/15/16	310	383,622
United States Treasury Notes:
3.625%, 06/30/07	2,015	1,995,858
3.875%, 07/15/10	975	960,346
4.25%, 08/15/15	850	844,687
4.375%, 08/15/12	875	880,276

Total U.S. Treasury Securities
(Identified cost $5,081,730)		5,064,789

Repurchase Agreement—2.9%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $690,000 United States Treasury Bill, 03/02/06, with a value of $679,305) Proceeds of $663,174 (Identified cost $663,000)	663	663,000

Total Investments—99.3%
(Identified cost $23,175,823) (b)		$22,918,282
Cash and Other Assets in Excess of Liabilities—0.7%		159,821

Net Assets—100.0%		$23,078,103

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio

Corporate Bonds—91.7%

Aerospace & Defense—1.7%
Sequa Corp., 8.875%, 04/01/08	$1,300	$1,358,500

Agriculture—2.2%
Case New Holland, Inc., 6.00%, 06/01/09	725	698,719
Southern States Cooperative, Inc., 10.50%, 11/01/10 (d)	1,000	1,050,000

		1,748,719

Automotive—4.9%
Dana Corp., 9.00%, 08/15/11 (c)	1,100	1,133,000
Ford Motor Credit Co.,
7.00%, 10/01/13 (c)	800	742,896
General Motors Acceptance Corp.,
6.75%, 12/01/14 (c)	900	785,601
TRW Automotive, Inc.:
9.375%, 02/15/13	870	943,950
11.00%, 02/15/13 (c)	227	256,510
Venture Holdings Co. LLC, 12.00%, 06/01/09 (a), (h)	2,840	284

		3,862,241

Building & Construction—1.4%
KB Home, 7.75%, 02/01/10 (c)	1,060	1,094,450

Building Materials—1.8%
Goodman Global Holdings, Inc., 7.875%, 12/15/12 (c), (d)	390	352,950
Legrand SA, 8.50%, 02/15/25 (c)	925	1,106,531

		1,459,481

Cable Television—7.7%
CCH I LLC, 11.00%, 10/01/15 (d)	559	545,817

Description	Principal Amount (000)	Value

CSC Holdings, Inc., 7.625%, 04/01/11 (c)	$1,002	$986,970
DirectTV Holdings LLC, 6.375%, 06/15/15 (d)	825	812,625
EchoStar DBS Corp.:
5.75%, 10/01/08	50	49,438
6.625%, 10/01/14 (c)	810	801,900
9.125%, 01/15/09 (c)	195	206,212
Mediacom Broadband LLC, 11.00%, 07/15/13 (c)	825	888,938
Rogers Cable, Inc., 6.25%, 06/15/13	905	882,375
Shaw Communications, Inc., 7.25%, 04/06/11 (c)	900	949,500

		6,123,775

Chemicals—4.8%
ARCO Chemical Co., 9.80%, 02/01/20	535	601,875
Ethyl Corp., 8.875%, 05/01/10	300	315,000
Huntsman ICI Chemicals, 10.125%, 07/01/09 (c)	825	845,625
Huntsman International LLC, 9.875%, 03/01/09	325	343,687
ISP Holdings, Inc., 10.625%, 12/15/09 (c)	524	554,130
Lyondell Chemical Co., 9.625%, 05/01/07	575	603,750
Westlake Chemical Corp., 8.75%, 07/15/11	471	506,325

		3,770,392

Containers—2.6%
Crown Euro Holdings SA:
9.50%, 03/01/11 (c)	875	959,219
10.875%, 03/01/13 (c)	500	580,625
Graham Packaging Co., Inc.:
8.50%, 10/15/12	250	245,000
9.875%, 10/15/14 (c)	250	240,000

		2,024,844

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (continued)

Diversified—1.8%
AMSTED Industries, Inc., 10.25%, 10/15/11 (d)	$1,345	$1,462,687

Electronics—3.3%
Freescale Semiconductor, Inc., 7.125%, 07/15/14	750	796,875
PerkinElmer, Inc., 8.875%, 01/15/13	650	713,375
Thomas & Betts Corp., 7.25%, 06/01/13	1,000	1,068,750

		2,579,000

Energy—4.6%
ANR Pipeline Co., 8.875%, 03/15/10 (c)	500	540,625
Chesapeake Energy Corp., 6.375%, 06/15/15	450	452,812
CITGO Petroleum Corp., 6.00%, 10/15/11	275	275,000
Compton Petroleum Corp., 9.90%, 05/15/09	245	262,150
Kerr-McGee Corp., 6.875%, 09/15/11	400	428,220
Northwest Pipeline Corp., 8.125%, 03/01/10	850	909,500
Pogo Producing Co., 6.875%, 10/01/17 (c), (d)	250	253,438
Southern Natural Gas Co., 8.875%, 03/15/10	500	541,250

		3,662,995

Environmental—1.2%
Allied Waste North America, Inc., 8.875%, 04/01/08	230	239,200
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	775	680,062

		919,262

Description	Principal Amount (000)	Value

Equipment Rental—1.7%
H&E Equipment Services LLC, 11.125%, 06/15/12	$780	$867,750
United Rentals North America, Inc., 6.50%, 02/15/12	500	481,250

		1,349,000

Financial Services—0.0%
Finance One PLC, 0.00%, 01/03/08 (a), (h), (i), (j)	20,000	0
Morgan Guarantee Trust, 0.00%, 07/31/06 (a), (h), (i), (j)	10,569	0

		0

Food & Beverages—1.0%
Burns Philp Capital Property, Ltd., 9.75%, 07/15/12	635	711,200
Dole Foods Co., Inc., 8.875%, 03/15/11	98	101,430

		812,630

Forest & Paper Products—6.0%
Bowater Canada Finance, 7.95%, 11/15/11	1,050	1,057,875
Georgia-Pacific Corp.:
8.875%, 02/01/10	275	305,937
9.50%, 12/01/11	500	587,500
Kappa Beheer BV, 10.625%, 07/15/09	1,120	1,160,600
Smurfit Capital Funding PLC, 7.50%, 11/20/25	1,760	1,639,000

		4,750,912

Gaming—4.7%
Kerzner International, Ltd., 6.75%, 10/01/15 (d)	755	738,013
Majestic Star Casino LLC, 9.50%, 10/15/10	250	247,500
Mandalay Resorts Group:
9.375%, 02/15/10 (c)	1,035	1,141,087
10.25%, 08/01/07	655	704,125

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (continued)

Wheeling Island Gaming, Inc., 10.125%, 12/15/09	$405	$425,250
Wynn Las Vegas LLC, 6.625%, 12/01/14 (c)	450	428,625

		3,684,600

Health Services—1.5%
Fresenius Medical Capital Trust, 7.875%, 02/01/08 (c)	1,120	1,164,800

Hotels—4.6%
Host Marriott LP, 9.25%, 10/01/07	1,285	1,368,525
ITT Corp., 7.375%, 11/15/15 (c)	750	821,250
La Quinta Properties, Inc., 8.875%, 03/15/11	800	856,000
MeriStar Hospitality Corp.:
9.00%, 01/15/08 (c)	295	306,800
9.125%, 01/15/11 (c)	270	287,550

		3,640,125

Insurance—3.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/13	1,100	1,182,500
Leucadia National Corp., 7.00%, 08/15/13	950	953,562
Presidential Life Corp., 7.875%, 02/15/09 (c)	865	860,675

		2,996,737

Leisure & Entertainment—1.0%
Intrawest Corp., 7.50%, 10/15/13	345	352,763
Royal Caribbean Cruises, Ltd., 8.00%, 05/15/10	400	434,500

		787,263

Description	Principal Amount (000)	Value

Media-Diversified—1.6%
CanWest Media, Inc., 8.00%, 09/15/12	$1,160	$1,231,763

Medical Products & Services—0.7%
Medquest, Inc., 11.875%, 08/15/12	75	79,313
Tenet Healthcare Corp., 7.375%, 02/01/13 (c)	500	475,000

		554,313

Metals & Mining—2.2%
Arch Western Finance LLC, 6.75%, 07/01/13	1,000	1,020,000
Century Aluminum Co., 7.50%, 08/15/14 (c)	225	231,750
Peabody Energy Corp., 6.875%, 03/15/13 (c)	500	522,500

		1,774,250

Printing & Publishing—2.2%
Dex Media East LLC, 12.125%, 11/15/12 (c)	195	228,150
Phoenix Color Corp., 10.375%, 02/01/09	515	473,800
R.H. Donnelley, Inc., 10.875%, 12/15/12	440	493,900
The Sheridan Group, Inc., 10.25%, 08/15/11	300	312,000
Vertis, Inc., 10.875%, 06/15/09 (c)	265	261,025

		1,768,875

Real Estate—2.4%
AMR Real Estate Partners:
7.125%, 02/15/13 (c), (d)	500	500,000
8.125%, 06/01/12	350	369,250
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	227	250,268
Forest City Enterprises, Inc., 7.625%, 06/01/15	475	507,062

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard High Yield Portfolio (continued)

Senior Housing Properties Trust, 7.875%, 04/15/15	$275	$292,875

		1,919,455

Retail—3.6%
NBTY, Inc., 7.125%, 10/01/15 (d)	475	465,500
Saks, Inc., 9.875%, 10/01/11 (c)	1,250	1,381,250
ShopKo Stores, Inc., 9.25%, 03/15/22	410	487,900
The Jean Coutu Group, Inc., 8.50%, 08/01/14 (c)	500	497,500

		2,832,150

Steel—1.8%
International Steel Group, Inc., 6.50%, 04/15/14 (c)	725	715,938
United States Steel Corp.:
9.75%, 05/15/10 (c)	294	321,562
10.75%, 08/01/08 (c)	364	404,950

		1,442,450

Telecommunications—6.4%
American Cellular Corp., 10.00%, 08/01/11	625	681,250
Citizens Communications Co., 6.25%, 01/15/13 (c)	1,000	962,500
Nextel Communications, Inc., 6.875%, 10/31/13	560	596,400
PanAmSat Corp., 9.00%, 08/15/14 (c)	846	894,645
Qwest Services Corp., 13.50%, 12/15/10	710	813,838
Rogers Wireless, Inc., 9.625%, 05/01/11	1,000	1,150,000

		5,098,633

Description	Principal Amount (000)	Value

Transportation—3.5%
CP Ships, Ltd., 10.375%, 07/15/12 (c)	$990	$1,123,650
Kansas City Southern Railway Co., 7.50%, 06/15/09	610	637,450
Stena AB, 7.50%, 11/01/13	975	976,219

		2,737,319

Utilities—5.0%
Alliant Energy Resources, Inc., 9.75%, 01/15/13	500	633,774
Caithness Coso Funding Corp., 6.263%, 06/15/14 (d)	775	763,949
Mission Energy Holding Co., 13.50%, 07/15/08	500	586,875
MSW Energy Holdings LLC:
7.375%, 09/01/10	425	442,000
8.50%, 09/01/10	695	745,387
Reliant Energy, Inc., 6.75%, 12/15/14 (c)	825	806,438

		3,978,423

Total Corporate Bonds
(Identified cost $72,031,639)		72,590,044

	Shares

Preferred Stocks—2.8%

Broadcasting—0.9%
Paxson Communications Corp., 14.25%, 11/15/06 (c)	104	706,595

Telecommunications—1.9%
Alamosa Holdings, Inc., 7.50%, 07/31/13 (c)	1,172	1,516,931

Total Preferred Stocks
(Identified cost $1,113,092)	.	2,223,526

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard High Yield Portfolio (concluded)
Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	$5
03/16/11 (a), (d), (g)	470	5

		10

Retail—0.0%
Travelcenters of America, Inc.:
05/01/09 (a), (d), (g)	810	8
05/01/09 (a), (g)	965	10

		18

Total Warrants
(Identified cost $74,226)		28

Description	Principal Amount (000)	Value

Short-Term Investments—28.4%
Repurchase Agreement—3.8%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05,collateralized by $3,115,000 United States Treasury Bill, 03/02/06, with a value of $3,066,718) Proceeds of $3,005,789	$3,005	$3,005,000

Collateral for Securities on Loan—24.6%
State Street Navigator Securities Lending Prime Portfolio, 3.79% (e), (f)	19,492	19,492,316

Total Short-Term Investments
(Identified cost $22,497,316)		22,497,316

Total Investments—122.9%
(Identified cost $95,716,273) (b)		$97,310,914
Liabilities in Excess of Cash and Other Assets—(22.9)%		(18,109,811)

Net Assets—100.0%		$79,201,103

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Equity	$148,864,435	$14,441,250	$4,710,950	$9,730,300
U.S. Equity Value	94,583	29	44	(15)
U.S. Strategic Equity	1,464,231	53,814	55,318	(1,504)
Mid Cap	188,207,557	18,314,396	6,014,681	12,299,715
Small Cap	371,965,468	52,858,263	9,926,477	42,931,786
International Equity	1,276,856,368	185,024,131	10,985,445	174,038,686
International Equity Select	18,010,630	3,758,828	—	3,758,828
International Small Cap	527,219,958	211,995,062	4,487,023	207,508,039
Emerging Markets	1,075,890,569	444,694,327	11,657,439	433,036,888
Bond	23,175,823	26,157	283,698	(257,541)
High Yield	95,716,273	5,138,703	3,544,062	1,594,641

(c)	Security or portion thereof is out on loan.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

(e)	Rate shown reflects 7 day yield as of September 30, 2005.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero.

(j)	Principal amount denominated in respective country’s currency.

Security Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Small Cap Portfolio	Lazard Emerging Markets Portfolio

Industry
Aerospace & Defense	0.5%	—%	—%	—%
Apparel & Textile	—	—	5.0	2.5
Automotive	5.8	—	8.3	1.5
Banking	20.5	23.4	5.9	12.5
Brewery	2.0	2.9	—	3.9
Building & Construction	2.1	—	10.6	2.2
Business Services & Supplies	—	—	5.5	—
Chemicals	0.6	—	1.9	1.7
Computer Services	—	—	4.3	—
Computer Software	—	—	—	1.3
Computers & Business Equipment	1.2	—	—	—
Cosmetics & Toiletries	—	2.7	—	—
Diversified	2.4	3.0	1.5	—
Drugs & Health Care	8.4	10.0	1.8	1.1
Education	—	—	0.6	—
Electronics	3.8	1.1	1.5	2.1
Financial Services	2.2	3.0	7.4	2.9
Food & Beverages	7.6	14.0	1.6	1.4
Forest & Paper Products	—	—	1.1	0.5
Household Products & Home Furnishings	—	—	1.8	4.2
Insurance	3.8	3.9	2.0	1.7
Leisure & Entertainment	—	—	8.0	0.9
Manufacturing	—	—	2.8	—
Medical Products & Services	—	—	1.5	—
Metals & Mining	—	—	—	13.0
Multimedia	3.5	2.0	—	1.2
Oil & Gas	12.1	13.3	6.1	9.9
Real Estate	—	—	2.2	—
Restaurants	—	—	0.6	—
Retail	3.4	4.0	7.5	1.1
Semiconductors & Components	3.3	3.0	—	9.7
Security Services	—	—	2.3	—

The Lazard Funds, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Small Cap Portfolio	Lazard Emerging Markets Portfolio

Industry (concluded)
Telecommunications	8.0%	3.7%	0.8%	16.1%
Telecommunications Equipment	0.8	4.1	1.5	0.3
Tobacco	1.4	2.1	1.6	1.8
Transportation	2.7	—	—	2.3
Utilities	2.8	—	—	—

Subtotal	98.9	96.2	95.7	95.8
Repurchase Agreements	4.9	2.4	4.2	5.3
Collateral for Securities on Loan	21.4	—	21.5	11.2

Total Investments	125.2%	98.6%	121.4%	112.3%

The Lazard Funds, Inc.

Portfolios of Investments (concluded)
September 30, 2005 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers’ quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “nvestment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)   The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LAZARD FUNDS, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2005